Shareholder Report	12 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Column Small Cap Select Fund
Shareholder Report [Line Items]
Fund Name	Column Small Cap Select Fund
Class Name	Column Small Cap Select Fund
Trading Symbol	CFSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Small Cap Select Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Select Fund	$68	0.60%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2026, the Column Small Cap Select Fund gained 27.30%, outperforming the 26.46% gain of the Russell 2000 Total Return Index, the benchmark we believe best represents the market in which the Fund invests due to its focus on small U.S. companies. The Fund also outpaced the 20.38% return of its broad-based benchmark index, the S&P 500 Total Return Index, as small companies outperformed large companies.

Relative to the Russell 2000 Total Return Index, the Fund’s stock selection drove most of its outperformance while contributions from sector allocations were more modest. Much of the Fund’s outperformance came from strong stock selection within information technology, the benefits of which were amplified by the Fund’s overweight to the well performing sector. Although an underweight to health care—the Index’s best performing sector—dragged on returns, strong selection within the sector outweighed the negative impact of the lower-than-benchmark allocation. Weak stock selection in consumer discretionary, however, detracted from performance. In assessing Fund subadviser performance, the Select Small Cap Value strategy run by Boston Partners Global Investors, Inc. (WPG Partners division) was the largest contributor to performance primarily via exceptional stock selection in several sectors, including communication services, materials, industrials, and information technology. The Fund’s three largest individual contributing stocks benefited as AI-related enthusiasm prompted high demand for those companies’ services.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Small Cap Select Fund	27.30	17.89
S&P 500 Total Return Index	20.38	22.08
Russell 2000 Total Return Index	26.46	19.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2025
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 1,916,843,889
Holdings Count | $ / shares	446
Advisory Fees Paid, Amount	$ 7,659,090
Investment Company Portfolio Turnover	116.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,916,843,889
Number of Holdings	446
Net Advisory Fee	$7,659,090
Portfolio Turnover	116%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2026)
Top Sectors*

Top Holdings	(%)
ICON PLC	1.6%
Silicon Motion Technology Corp.	1.5%
First American Government Obligations Fund - Class X	1.5%
Teradata Corp.	1.4%
Ultra Clean Holdings, Inc.	1.2%
PTC Therapeutics, Inc.	1.2%
Liberty Energy, Inc.	1.2%
thyssenkrupp AG	1.1%
Century Aluminum Co.	1.1%
Regal Rexnord Corp.	1.1%
[1]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 29, 2026 at https://columnfunds.com/literature or upon request at 1-866-950-4644.  Effective August 1, 2026, Mason Street Advisors, LLC (“MSA”) allocated a portion of the Fund’s portfolio to an additional sleeve managed by Boston Partners Global Investors, Inc. (WPG Partners division) (“WPG”) to address capacity constraints of the existing WPG sleeve managed according to a select small cap value strategy.  WPG manages the additional sleeve according to a small cap value diversified strategy that invests in a greater number of holdings than the existing  WPG sleeve, and is intended to maintain the long-term objectives of the Fund and have minimal impact on the Fund’s current risk and return characteristics.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 29, 2026 at https://columnfunds.com/literature or upon request at 1-866-950-4644.
Updated Prospectus Phone Number	1-866-950-4644
Updated Prospectus Web Address	https://columnfunds.com/literature
Column Small Cap Fund
Shareholder Report [Line Items]
Fund Name	Column Small Cap Fund
Class Name	Column Small Cap Fund
Trading Symbol	CFSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Small Cap Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Small Cap Fund	$64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2026, the Column Small Cap Fund gained 17.74%, underperforming the 26.46% return of the Russell 2000 Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on small U.S. companies. The Fund also lagged the 20.38% return of its broad-based benchmark index, the S&P 500 Total Return Index.

Relative to the Russell 2000 Total Return Index, both the Fund’s stock selection and sector allocation detracted from performance. An underweight to health care, the Index’s best-performing sector, in addition to weak stock selection within the sector detracted most from performance. Stock selection within the industrials and consumer discretionary sectors also dragged on returns. The Fund’s significantly underweight relative allocation to Bloom Energy Corporation, which benefited from energy demand created by data center construction, was its largest individual relative detractor. In assessing Fund subadviser performance, six of the Fund’s eight subadvisers underperformed the Russell 2000 Total Return Index during the period.  Kayne Anderson Rudnick Investment Management, LLC’s Small Cap Growth strategy was the largest detractor primarily due to stock selection struggles in a relatively concentrated portfolio amid a difficult market environment in which outperformance was limited to a relatively narrow set of Index constituents. Additionally, the quality-oriented strategy eschews companies perceived as beneficiaries of AI development, which dominated for much of the period, and rather invested in several positions perceived as potentially vulnerable to AI-related disruption.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Small Cap Fund	17.74	13.88
S&P 500 Total Return Index	20.38	22.08
Russell 2000 Total Return Index	26.46	19.57

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 544,348,821
Holdings Count | $ / shares	986
Advisory Fees Paid, Amount	$ 2,036,695
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$544,348,821
Number of Holdings	986
Net Advisory Fee	$2,036,695
Portfolio Turnover	81%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2026)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	1.4%
ServisFirst Bancshares, Inc.	1.0%
Goosehead Insurance, Inc. - Class A	0.9%
Triumph Financial, Inc.	0.9%
Appfolio, Inc. - Class A	0.8%
GigaCloud Technology, Inc. - Class A	0.8%
Ryan Specialty Holdings, Inc.	0.8%
Kinsale Capital Group, Inc.	0.8%
Enerpac Tool Group Corp.	0.8%
Toro Co.	0.8%
[2]
Updated Prospectus Web Address	https://columnfunds.com/literature
Column Mid Cap Select Fund
Shareholder Report [Line Items]
Fund Name	Column Mid Cap Select Fund
Class Name	Column Mid Cap Select Fund
Trading Symbol	CFMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Mid Cap Select Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Select Fund	$53	0.50%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2026, the Column Mid Cap Select Fund returned 11.96%, underperforming the 17.94% return of the Russell Midcap Total Return Index, the benchmark index we believe best represents the market in which the Fund invests due to its focus on medium-sized U.S. companies. The Fund also lagged the 20.38% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies.

Relative to the Russell Midcap Total Return Index, the Fund’s stock selection was the primary detractor from performance. Stock picking within information technology made a disproportionately large negative impact; selection in the industrials and financials sectors also detracted. Sector allocation had a modestly positive effect, as underweights to the weakly performing communication services and utilities sectors—among the Index’s worst performing sectors—helped. In assessing Fund subadviser performance, two of the Fund’s three subadvisers underperformed the Russell Midcap Total Return Index during the period. Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy had a significant impact as the largest detractor primarily due to stock selection struggles in a relatively concentrated portfolio. Additionally, the quality-oriented strategy eschews companies perceived as beneficiaries of AI development, which dominated for much of the period. Digital storage names Sandisk Corporation and Western Digital Corporation were the two largest individual detractors from relative performance as the Fund did not hold these well-performing companies. Financial services company Houlihan Lokey, Inc. was the Fund’s largest detracting holding.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Mid Cap Select Fund	11.96	11.42
S&P 500 Total Return Index	20.38	22.08
Russell Midcap Total Return Index	17.94	17.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 3,296,417,304
Holdings Count | $ / shares	201
Advisory Fees Paid, Amount	$ 10,630,425
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$3,296,417,304
Number of Holdings	201
Net Advisory Fee	$10,630,425
Portfolio Turnover	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2026)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	3.7%
Ross Stores, Inc.	2.4%
AMETEK, Inc.	2.1%
Westinghouse Air Brake Technologies Corp.	1.7%
LPL Financial Holdings, Inc.	1.6%
Houlihan Lokey, Inc.	1.6%
Teledyne Technologies, Inc.	1.5%
Allegion PLC	1.5%
EMCOR Group, Inc.	1.4%
West Pharmaceutical Services, Inc.	1.4%
[3]
Updated Prospectus Web Address	https://columnfunds.com/literature
Column Mid Cap Fund
Shareholder Report [Line Items]
Fund Name	Column Mid Cap Fund
Class Name	Column Mid Cap Fund
Trading Symbol	CFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Column Mid Cap Fund (the “Fund”) for the period of September 1, 2025 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://columnfunds.com/literature. You can also request this information by contacting us at 1-866-950-4644.
Additional Information Phone Number	1-866-950-4644
Additional Information Website	https://columnfunds.com/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR?  (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Column Mid Cap Fund	$50	0.47%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
In the year ended August 31, 2026, the Column Mid Cap Fund returned 14.32%, underperforming the 17.94% return of the Russell Midcap Total Return Index, the benchmark we believe best represents the market in which the Fund invests due to its focus on medium-sized U.S. companies. The Fund also lagged the 20.38% return of its broad-based benchmark index, the S&P 500 Total Return Index, as large companies outperformed medium-sized companies.

Relative to the Russell Midcap Total Return Index, the Fund’s stock selection was the primary detractor from performance during the period, particularly within the information technology and health care sectors. Sector allocation had a modestly positive impact as underweighting the weakly performing communication services, real estate, and utilities sectors helped, though leaning into industrials and away from energy detracted from performance. In assessing Fund subadviser performance, five of the Fund’s six subadvisers underperformed the Russell Midcap Total Return Index during the period.  Kayne Anderson Rudnick Investment Management, LLC’s Mid Cap Core strategy had the most significant impact as the largest detractor primarily due to stock selection struggles in a relatively concentrated portfolio. Additionally, the quality-oriented strategy eschews companies perceived as beneficiaries of AI development, which dominated for much of the period. The Fund did not hold Sandisk Corporation and maintained a limited position in Western Digital Corporation; both of these digital storage names performed strongly and were ultimately the largest individual detractors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (12/11/2023)
Column Mid Cap Fund	14.32	13.86
S&P 500 Total Return Index	20.38	22.08
Russell Midcap Total Return Index	17.94	17.79

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://columnfunds.com/performance for more recent performance information.
Net Assets	$ 1,119,680,285
Holdings Count | $ / shares	660
Advisory Fees Paid, Amount	$ 3,463,651
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$1,119,680,285
Number of Holdings	660
Net Advisory Fee	$3,463,651
Portfolio Turnover	48%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of total investments as of  August 31, 2026)
Top Sectors*

Top Holdings	(%)
First American Government Obligations Fund - Class X	2.4%
Ross Stores, Inc.	1.5%
AMETEK, Inc.	1.4%
Westinghouse Air Brake Technologies Corp.	1.2%
Monolithic Power Systems, Inc.	1.1%
IQVIA Holdings, Inc.	1.0%
Labcorp Holdings, Inc.	0.9%
West Pharmaceutical Services, Inc.	0.9%
LPL Financial Holdings, Inc.	0.9%
Keysight Technologies, Inc.	0.9%
[4]
Updated Prospectus Web Address	https://columnfunds.com/literature

[1]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.

[2]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.

[3]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.

[4]
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s investment adviser.